Other Liabilities	12 Months Ended
Jun. 30, 2026
Other Liabilities [Abstract]
Other liabilities

19. Other liabilities

	2026	2025
Variable consideration for acquisition of Agrifirma	-	610
Alto da Serra Farm (a)	18,079	22,530
Novo Horizonte (note 2.3)	-	1,305
	18,079	24,445

Current	6,895	7,082
Non-current	11,184	17,363

(a)	Refers to the acquisition of assets (Cultural treatments, Ratchets and Soil preparation), arising from the lease contract carried out on March 12, 2024, as per note 2.2.1, the obligation is recorded at present value and will be settled within five years.